Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Value added tax receivable	$98	$96
Prepaid expenses	571	88
Advance to vendors	3	13
Contract asset, current	19	22
Other current assets	62	-
Total prepaid expenses and other current assets	$753	$219

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements